VESSELS, NET- Schedule of Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Cost
Balance, beginning of period	$ 853,410	$ 764,905
Additions	0	88,505
Balance, end of period	853,410	853,410
Accumulated Depreciation
Balance, beginning of period	(132,019)	(97,692)
Additions	(17,596)	(34,327)
Balance, end of period	(149,615)	(132,019)
Net Book Value
Balance, beginning of period	721,391	667,213
Additions	(17,596)	54,178
Balance, end of period	$ 703,795	$ 721,391